Earnings/Loss per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings per Share [Abstract]
Net loss attributable to Tsakos Energy Navigation Limited	$ (1,525)	$ (5,699)	$ (505)	$ (14,504)
Preferred share dividends	(567)	0	(567)	0
Net loss attributable to common stockholders	$ (2,092)	$ (5,699)	$ (1,072)	$ (14,504)
Weighted average common shares outstanding	56,443,237	54,341,534	56,443,237	50,275,135
Dilutive effect of RSUs	0	0	0	0
Weighted average common shares - diluted	56,443,237	54,341,534	56,443,237	50,275,135
Basic loss per common share	$ (0.04)	$ (0.1)	$ (0.02)	$ (0.29)
Diluted loss per common share	$ (0.04)	$ (0.1)	$ (0.02)	$ (0.29)